Pension Plans-Fair Value of Pension Plan Assets (Detail) - USD ($) $ in Millions	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 7,246	$ 6,974
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,164	1,281
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,794	5,422
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	288	271	$ 259
Non-U.S. equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	544	645
Non-U.S. equity securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	526	645
Non-U.S. equity securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18	0
Non-U.S. equity securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pooled funds equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,694	3,123
Pooled funds equity securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	6
Pooled funds equity securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,688	3,117
Pooled funds equity securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,238	3,768
Equity securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	532	651
Equity securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,706	3,117
Equity securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	776	719
Government bonds | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	625	621
Government bonds | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	151	98
Government bonds | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pooled funds fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	876	642
Pooled funds fixed-income securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Pooled funds fixed-income securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	876	642
Pooled funds fixed-income securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Corporate bonds and other fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,061	1,566
Corporate bonds and other fixed-income securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	1
Corporate bonds and other fixed-income securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,061	1,565
Corporate bonds and other fixed-income securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0	7
Fixed-income securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,713	2,927
Fixed-income securities | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	625	622
Fixed-income securities | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,088	2,305
Fixed-income securities | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235	214
Real estate | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Real estate | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	235	214	186
Certain insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53	57
Certain insurance contracts | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Certain insurance contracts | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Certain insurance contracts | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	53	57	$ 66
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	8
Other | Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7	8
Other | Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Other | Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0